361 Global Macro Opportunity Fund
Supplement dated August 28, 2014, to the
Prospectus and Statement of Additional Information dated June 26, 2014, as amended on June 30, 2014, and the Summary Prospectus dated June 30, 2014

361 Managed Futures Strategy Fund
Supplement dated August 28, 2014, to the
Prospectus and Statement of Additional Information dated March 1, 2014, as amended on March 21, 2014, and the Summary Prospectus dated March 14, 2014

361 Global Managed Futures Strategy Fund
Supplement dated August 28, 2014, to the
Prospectus and Statement of Additional Information dated February 10, 2014, and the Summary Prospectus dated April 2, 2014

Each a series of Investment Managers Series Trust

Important Notice Regarding Changes to Redemption Fees

Effective immediately, each Fund will no longer charge a 2.00% redemption fee.  All references to a redemption fee in each Fund’s Prospectus, Statement of Additional Information and Summary Prospectus will no longer be applicable.

Please file this Supplement with your records.

361 Long/Short Equity Fund
Class A Shares: ALSQX
Class I Shares: ALSZX

A series of Investment Managers Series Trust

Supplement dated August 28, 2014, to the
Prospectus and Statement of Additional Information dated March 1, 2014, as amended on March 21, 2014, and the Summary Prospectus dated March 21, 2014

Fund Name Change

Effective immediately, the Fund has changed its name from the “361 Long/Short Equity Fund” to the “361 Market Neutral Fund.” The Fund’s investment objective, principal investment strategies and principal risks will remain the same.

Redemption Fee Change

Effective immediately, the Fund will no longer charge a 2.00% redemption fee.  All references to a redemption fee in the Fund’s Prospectus, Statement of Additional Information and Summary Prospectus will no longer be applicable.

Please file this Supplement with your records.